Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning balance	$ 13.2	$ 13.7	$ 12.9
Additions based on tax positions related to current year	5.1	0.2	0.3
Additions for tax positions of prior years		2.9	2.6
Reductions for tax positions of prior years	(4.5)	(3.2)	(1.4)
Foreign currency translation	0.3
Foreign currency translation		(0.4)	(0.7)
Unrecognized tax benefits, ending balance	$ 14.1	$ 13.2	$ 13.7